Warrant liability (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unrealized gain	$ 0	$ 0	$ 102,787
Derivative Financial Liability [member]
IfrsStatementLineItems [Line Items]
Warrants exercisable	7,923,077
Warrants exercisable share price	$ 0.80
Fair value of warrants	$ 2,371,174